Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

April 17, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust (File Nos. 333-206784 and 811-23096)

Legg Mason Global Asset Management Trust (File Nos. 333-162441 and 811-22338)

Legg Mason Partners Equity Trust (File Nos. 33-43446 and 811-06444)

Legg Mason Partners Income Trust (File Nos. 2-96408 and 811-04254)

Legg Mason Partners Institutional Trust (File Nos. 33-49552 and 811-6740)

Legg Mason Partners Money Market Trust (File Nos. 2-91556 and 811-4052)

Legg Mason Partners Premium Money Market Trust (File Nos. 33-28844 and 811-5812)

Legg Mason Partners Variable Income Trust (File Nos. 33-40603 and 811-06310)

Western Asset Funds, Inc. (File Nos. 33-34929 and 811-06110)

(the “Registrants”),

with respect to the funds listed in Schedule A (each a “Fund”)

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing on behalf of each Fund are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated April 1, 2020 to the summary prospectus and prospectus of the Fund.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

Schedule A

LEGG MASON ETF INVESTMENT TRUST

Legg Mason Emerging Markets Low Volatility High Dividend ETF
Legg Mason Global Infrastructure ETF
Legg Mason International Low Volatility High Dividend ETF
Legg Mason Low Volatility High Dividend ETF
Legg Mason Small-Cap Quality Value ETF
ClearBridge All Cap Growth ETF
ClearBridge Dividend Strategy ESG ETF
ClearBridge Large Cap Growth ESG ETF
Western Asset Short Duration Income ETF
Western Asset Total Return ETF

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund
ClearBridge Global Infrastructure Income Fund
ClearBridge Small Cap Fund
ClearBridge Value Trust
BrandywineGLOBAL — Alternative Credit Fund
BrandywineGLOBAL — Diversified US Large Cap Value Fund
BrandywineGLOBAL — Dynamic US Large Cap Value Fund
BrandywineGLOBAL — Global Flexible Income Fund
BrandywineGLOBAL — Global High Yield Fund
BrandywineGLOBAL — Global Opportunities Bond Fund
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)
BrandywineGLOBAL — Global Unconstrained Bond Fund
BrandywineGLOBAL — International Opportunities Bond Fund
Martin Currie Emerging Markets Fund
Martin Currie International Unconstrained Equity Fund
Martin Currie SMASh Series EM Fund
QS Global Market Neutral Fund
QS International Equity Fund
QS Strategic Real Return Fund
QS U.S. Small Capitalization Equity Fund

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund
ClearBridge All Cap Value Fund
ClearBridge Appreciation Fund
ClearBridge Dividend Strategy Fund
ClearBridge International Small Cap Fund
ClearBridge International Value Fund
ClearBridge Large Cap Growth Fund
ClearBridge Large Cap Value Fund
ClearBridge Mid Cap Fund
ClearBridge Mid Cap Growth Fund
ClearBridge Select Fund
ClearBridge Small Cap Growth Fund
ClearBridge Small Cap Value Fund
ClearBridge Sustainability Leaders Fund
ClearBridge Tactical Dividend Income Fund
QS Conservative Growth Fund
QS Defensive Growth Fund
QS Global Dividend Fund
QS Global Equity Fund
QS Growth Fund
QS Moderate Growth Fund
QS S&P 500 Index Fund
QS U.S. Large Cap Equity Fund

LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund
Western Asset California Municipals Fund
Western Asset Corporate Bond Fund
Western Asset Emerging Markets Debt Fund
Western Asset Global High Yield Bond Fund
Western Asset Income Fund
Western Asset Intermediate Maturity California Municipals Fund
Western Asset Intermediate Maturity New York Municipals Fund
Western Asset Intermediate-Term Municipals Fund
Western Asset Managed Municipals Fund
Western Asset Massachusetts Municipals Fund
Western Asset Mortgage Total Return Fund
Western Asset Municipal High Income Fund
Western Asset New Jersey Municipals Fund
Western Asset New York Municipals Fund
Western Asset Oregon Municipals Fund
Western Asset Pennsylvania Municipals Fund
Western Asset Short Duration High Income Fund
Western Asset Short Duration Municipal Income Fund
Western Asset Short-Term Bond Fund

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves
Western Asset Institutional Liquid Reserves
Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Western Asset Institutional U.S. Treasury Reserves
Western Asset Premier Institutional Government Reserves
Western Asset Premier Institutional Liquid Reserves
Western Asset Premier Institutional U.S. Treasury Reserves
Western Asset Select Tax Free Reserves
Western Asset SMASh Series EC Fund
Western Asset SMASh Series C Fund
Western Asset SMASh Series M Fund
Western Asset SMASh Series TF Fund

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves
Western Asset New York Tax Free Money Market Fund
Western Asset Prime Obligations Money Market Fund
Western Asset Tax Free Reserves
Western Asset U.S. Treasury Reserves

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves
Western Asset Premium U.S. Treasury Reserves

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio
Western Asset Variable Global High Yield Bond Portfolio

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund
Western Asset Core Plus Bond Fund
Western Asset High Yield Fund
Western Asset Inflation Indexed Plus Bond Fund
Western Asset Intermediate Bond Fund
Western Asset Macro Opportunities Fund
Western Asset Total Return Unconstrained Fund